June 20, 2017

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC  20549
Re:	National Instruments Corporation
Form 10-K for fiscal year ended December 31, 2016
Commission File No. 0-25426
Ladies and Gentlemen:
On behalf of National Instruments Corporation (the "Company"), we are transmitting the Company's Memorandum of Response (the "Response Letter") to the comments of the Staff (the "Staff") of the Securities and Exchange Commission contained in the Staff's letter dated June 9, 2017 relating to the Company's Form 10-K for the fiscal year ended December 31, 2016.
If you should have any questions regarding the Company's Response Letter, please do not hesitate to contact the undersigned at (512) 338-5439.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ J. Robert Suffoletta

J. Robert Suffoletta, Esq.

Enclosure